FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Liabilities designated at fair value through profit or loss: debt securities in issue	6,537	6,828	9,821	7,905
Trading liabilities:
Other deposits	—	2	—	2
Short positions in securities	—	1	—	—
	—	3	—	2
Total financial liabilities at fair value through profit or loss	6,537	6,831	9,821	7,907